UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22409

Tortoise MLP Fund, Inc.
(Exact Name of Registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of Principal Executive Offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and Address of Agent For Service)

Registrant's telephone number, including area code: 913-981-1020

Date of fiscal year end: November 30

Date of reporting period: July 1, 2014 - June 30, 2015

Item 1.  Proxy Voting Record

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Kinder Morgan Management, LLC	11/20/2014	49455U100	KMR	To approve the KMR Merger Agreement	For	For	Issuer

				To approve the KMR Adjournment Proposal	For	For	Issuer

				To approve the KMP Merger Agreement	For	For	Issuer

				To approve the KMP Adjournment Proposal	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Energy Transfer Partners, L.P.	11/20/2014	29273R109	ETP
Approval of the Second Amended and Restated Energy Transfer Partners, L.P. 2008 Long-Term Incentive Plan (as it has been amended from time to time, the "LTIP"), which, among other things, provides for an increase in the maximum number of common units reserved and available for delivery with respect to awards under the LTIP to 10,000,000 common units (The "LTIP Proposal")
					For	For	Issuer

Approval of the adjournment of the special meeting to a later date or dates, if necessary or appropriate, to solicit additional proxies in the event there are not sufficient votes at the time of the special meeting to approve the LTIP Proposal
					For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
El Paso Pipeline Partners, L.P.	11/20/2014	283702108	EPB	To approve the EPB Merger Agreement	For	For	Issuer

				To approve the EPB Adjournment Proposal	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Williams Partners, L.P.	Consent Solicitation	96950F104	WPZ
To approve and adopt the agreement and plan of Merger, dated as of October 24, 2014 (the "Merger Agreement"), by and among Access Midstream Partners, L.P., Access Midstream Partners GP, L.L.C., VHMS, LLC ("Merger Sub"), Williams Partners, and Williams Partners GP LLC (the "WPZ General Partner")
					For	N/A - No Management Recommendation	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Magellan Midstream Partners, L.P.	4/23/2015	559080106	MMP	Election of the following nominees: Robert G. Croyle Stacy P. Methvin Barry R. Pearl	For	For	Issuer

				Advisory resolution to approve executive compensation	For	For	Issuer

				Ratification of appointment of independent auditor	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Regency Energy Partners, L.P.	4/28/2015	75885Y107	RGP
To consider and vote on a proposal to adopt the Agreement and Plan of Merger, dated as of January 25, 2015, as amended by Amendment No. 1 thereto, dated as of February 18, 2015, by and among Energy Transfer Partners, L.P. ("ETP"), Energy Transfer Partners GP, L.P., the general partner of ETP, Rendezvous I LLC, Rendezvous II LLC, Regency Energy Partners LP ("Regency"), Regency GP LP, the general partner of Regency, ETE GP Acquirer LLC and, solely for purposes of certain provisions therein, Energy Transfer Equity, L.P., and the transactions contemplated thereby
					For	For	Issuer

To consider and vote on a proposal to approve the adjournment of the Special Meeting, if necessary to solicit additional proxies if there are not sufficient votes to adopt the merger agreement at the time of the Special Meeting
					For	For	Issuer

				To consider and vote on a proposal to approve, on an advisory (non-binding) basis, the payments that will or may be paid by Regency to its named executive officers in connection with the merger	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Kinder Morgan, Inc.	5/7/2015	49456B101	KMI
Election of Directors:
1. Richard D. Kinder
2. Steven J. Kean
3. Ted A. Gardner
4. Anthony W. Hall, Jr.
5. Gary L. Hultquist
6. Ronald L. Kuehn, Jr.
7. Deborah A. Macdonald
8. Michael J. Miller
9. Michael C. Morgan
10. Arthur C. Reichstetter
11. Fayez Sarofim
12. C. Park Shaper
13. William A. Smith
14. Joel V. Staff
15. Robert F. Vagt
16. Perry M. Waughtal
					For	For	Issuer

				Approval of the Kinder Morgan, Inc. 2015 Amended and Restated Stock Incentive Plan.	For	For	Issuer

				Approval of the Amended and Restated Annual Incentive Plan of Kinder Morgan, Inc.	For	For	Issuer

				Advisory vote to approve executive compensation.	For	For	Issuer

				Ratification of the selection of PricewaterhouseCoopers LLP as the company's independent registered public accounting firm for 2015.	For	For	Issuer

				Approval of the Amended and Restated Certificate of Incorporation of Kinder Morgan, Inc.	For	For	Issuer

				Stockholder proposal relating to a report on the company's response to climate change.	Against	For	Shareholder

				Stockholder proposal relating to a report on methane emissions.	Against	For	Shareholder

				Stockholder proposal relating to an annual sustainability report.	Against	For	Shareholder

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Buckeye Partners, L.P.	6/2/2015	118230101	BPL	Election of Directors: 01 - Pieter Bakker 02 - Barbara M. Baumann 03 - Mark C. McKinley 04 - Donald W. Niemiec	For	For	Issuer

				The ratification of the selection of Deloitte & Touche LLP as Buckeye Partners, L.P.'s independent registered public accountants for 2015.	For	For	Issuer

Company Name	Meeting Date	CUSIP	Ticker	Proposal	Vote	For/Against Management	Proposal Source
Markwest Energy Partners, L.P.	6/3/2015	570759100	MWE	Election of Directors: 1. Frank M. Semple 2. Donald D. Wolf 3. Michael L. Beatty 4. William A. Bruckmann III 5. Donald C. Heppermann 6. Randall J. Larson 7. Anne E. Fox Mounsey 8. William P. Nicoletti	For	For	Issuer

				Ratification of Deloitte & Touche LLP as the Partnership's independent registered public accountants for the fiscal year ending December 31, 2015.	For	For	Issuer

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TORTOISE MLP FUND, INC.

Date: August 26, 2015	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Executive Officer